CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net income	$ 17,827	$ 12,746	$ 49,844
Adjustments to reconcile net income to cash provided by operating activities
Depreciation and amortization of deferred charges	46,525	44,691	49,785
Amortization of debt issuance costs (Note 12)	2,139	2,372	2,620
Compensation cost on restricted stock (Note 11(i))	9,605	10,012	9,938
Dividends income	0	0	(3)
Pension and other postretirement benefits	23	4	55
(Gain)/loss on derivative instruments (Note 8)	196	(274)	439
Gain on sale of vessels (Notes 3 and 6)	(3,663)	(5,799)	(5,323)
(Gain)/loss on related party investments (Note 5)	1,072	3,905	(1,502)
Loss on extinguishment of debt	0	3,475	748
Gain on deconsolidation of subsidiary	0	0	(844)
(Gain)/loss from equity method investments, net of dividend (Note 4)	2,830	146	262
Gain/(loss) on equity securities (Note 5(b))	(14,671)	400	(2,813)
Gain on warrants (Note 11(h))	(490)	(719)	(1,583)
(Increase) / Decrease
Accounts receivable, trade	2,826	(695)	256
Due from related parties	(808)	119	(252)
Inventories	56	863	(511)
Prepaid expenses and other assets	(1,379)	1,247	(1,950)
Other non-current assets	0	0	70
Investments in equity securities	0	20,329	(17,916)
Increase / (Decrease)
Accounts payable, trade and other	1,621	(673)	(1,761)
Due to related parties	(101)	(569)	(57)
Accrued liabilities	1,548	(520)	282
Deferred revenue	735	672	(4,195)
Other non-current liabilities	(293)	(158)	437
Drydock cost	(18,091)	(8,044)	(5,646)
Net Cash Provided by Operating Activities	47,507	83,530	70,380
Cash Flows from Investing Activities:
Payments for vessels under construction and vessel improvements (Note 6)	(1,502)	(20,516)	(29,732)
Proceeds from sale of vessels, net of expenses (Note 6)	22,975	35,154	36,560
Return of capital from equity method investment (Note 6)	3,505	0	0
Payments to acquire investments (Note 4 and 5(b))	(121,821)	(27,203)	(10,595)
Proceeds from sale of investments (Note 4 and 5(a))	3,005	0	0
Time deposits (Note 2 (c))	63,500	(23,500)	6,500
Payments to acquire other assets	0	0	(216)
Cash divested from deconsolidation	0	0	(771)
Proceeds from convertible loan with limited partnership	0	0	25,189
Payments to acquire property, furniture and fixtures (Note 7))	(1,671)	(3,718)	(2,006)
Net Cash Provided By/(Used) in Investing Activities	(32,009)	(39,783)	24,929
Cash Flows from Financing Activities:
Proceeds from issuance of long-term debt and finance liabilities (Note 8)	55,000	117,150	57,696
Proceeds from issuance of common stock, net of expenses (Note 11(h))	93	24,195	0
Payments for issuance of common stock (Note 11(e))	0	0	(79)
Payments of dividends, preferred stock (Note 11(b))	(5,769)	(5,769)	(5,769)
Payments of dividends, common stock (Note 11(f))	(4,630)	(29,004)	(41,427)
Payments for repurchase of common stock (Note 11(e))	(23,048)	0	0
Payments of financing costs (Notes 8 and 9)	(348)	(5,238)	(1,724)
Repayments of long-term debt and finance liabilities (Notes 8 and 9)	(58,207)	(123,007)	(79,842)
Net Cash Used in Financing Activities	(36,909)	(21,673)	(71,145)
Cash, Cash Equivalents and Restricted Cash, Year Increase/(Decrease)	(21,411)	22,074	24,164
Cash, Cash Equivalents and Restricted Cash, Beginning Balance	143,666	121,592	97,428
Cash, Cash Equivalents and Restricted Cash, Ending Balance	122,255	143,666	121,592
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	50,505	124,666	101,592
Restricted Cash, current	53,750	0	0
Restricted cash, non-current	18,000	19,000	20,000
Cash, Cash Equivalents and Restricted Cash, Total	122,255	143,666	121,592
SUPPLEMENTAL CASH FLOW INFORMATION
Non-cash acquisition of assets	0	0	7,809
Stock issued in noncash financing activities	0	3,852	7,809
Non-cash investments acquired	0	0	10,000
Noncash dividend	0	0	41,521
Interest paid, net of amounts capitalized	$ 41,505	$ 46,257	$ 46,473